INVESTMENT IN JOINT VENTURE - Reconciliation to the carrying amount of the investment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Investment in a joint venture	$ 11,121,000	$ 12,050,000
THI
Disclosure of joint ventures [line items]
THI's Net Asset (from above) excluding goodwill.	10,287,000
Adjusted net assets	11,843,000
Goodwill	$ 1,556,000
Talicia Holdings Inc.. [Member]
Disclosure of joint ventures [line items]
Ownership interest	70.00%
Share of THI's net assets accounted for under the equity method	$ 8,290,000
Receivable from THI for inventory transferred	2,831,000
Investment in a joint venture	$ 11,121,000